Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net income before provision for income taxes	$ 25,597		$ 23,771	$ 28,410
PRC statutory tax rate	25.00%		25.00%	25.00%
Income tax at statutory tax rate	6,399		5,943	7,103
Expenses not deductible for tax purposes	906		574	550
Investment loss deductible for tax purposes	(2,104)	[1]
Effect of income tax exemptions/tax holidays	(3,990)		(10,104)	(4,470)
Effect of income tax rate difference in other jurisdictions	446		233	1,916
Change in valuation allowance	1,265		467	1,655
Withholding tax relating to distributable earnings	3,451		3,614	14,296
Expense adjustment related to non-taxable income				1,182	[2]
Total income tax expenses	$ 6,373		$ 727	$ 22,232

[1]	The adjustment is related to investment loss incurred upon disposal of Xinghe Union (Note 5(b)), and transfer of certain investments during the reorganizations of the Group (Note 1), which can be deductible for tax purposes.
[2]	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.